Rockefeller U.S. Small-Mid Cap ETF

Schedule of Investments

October 31, 2025 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Banking - 2.5%
Western Alliance Bancorp	233,273	$18,043,666

Consumer Discretionary Products - 1.0%
Ralph Lauren Corp. - Class A	23,200	7,416,112

Consumer Discretionary Services - 3.1%
Stride, Inc.(a)	327,515	22,284,121

Consumer Staple Products - 1.5%
elf Beauty, Inc.(a)	86,604	10,577,813

Financial Services - 16.2%
BGC Group, Inc. - Class A	1,859,459	16,995,455
HA Sustainable Infrastructure Capital, Inc. - REIT	629,939	17,455,610
PJT Partners, Inc. - Class A	133,887	21,570,534
SEI Investments Co.	102,319	8,247,934
SLM Corp.	465,636	12,502,327
StepStone Group, Inc. - Class A	234,469	14,274,473
StoneX Group, Inc.(a)	274,201	25,204,556
		116,250,889

Health Care - 9.0%
Masimo Corp.(a)	100,170	14,088,911
Merit Medical Systems, Inc.(a)	261,097	22,856,431
RadNet, Inc.(a)	359,193	27,295,076
		64,240,418

Industrial Products - 15.6%
AAON, Inc.	152,821	15,036,058
Badger Meter, Inc.	94,536	17,059,021
CSW Industrials, Inc.	50,161	12,561,318
ESCO Technologies, Inc.	50,994	11,191,653
Mueller Industries, Inc.	154,954	16,404,980
Nordson Corp.	82,267	19,081,831
RBC Bearings, Inc.(a)	47,657	20,422,454
		111,757,315

Industrial Services - 18.3%
Applied Industrial Technologies, Inc., ADR	54,506	14,012,948
Casella Waste Systems, Inc. - Class A(a)	186,753	16,540,713
Clean Harbors, Inc.(a)	45,716	9,623,675
Core & Main, Inc. - Class A(a)	218,127	11,381,867
Korn Ferry	325,461	21,057,327
Sterling Infrastructure, Inc.(a)	43,866	16,576,961
Tetra Tech, Inc.	289,475	9,257,410
UL Solutions, Inc. - Class A	185,332	14,431,803
WESCO International, Inc.	69,141	17,944,164
		130,826,868

Retail & Wholesale - Discretionary - 4.3%
FirstCash Holdings, Inc.	193,015	30,592,877

Retail & Wholesale - Staples - 6.0%
BJ’s Wholesale Club Holdings, Inc.(a)	276,057	24,364,791
Ollie’s Bargain Outlet Holdings, Inc.(a)	156,216	18,872,455
		43,237,246

Software & Tech Services - 10.6%
Agilysys, Inc., ADR(a)	162,462	20,382,483
Appfolio, Inc. - Class A(a)	266	67,678
Kyndryl Holdings, Inc.(a)	495,524	14,330,554
Manhattan Associates, Inc.(a)	86,482	15,745,778
Pegasystems, Inc.	113,780	7,242,097
Q2 Holdings, Inc.(a)	291,119	17,979,510
Vertex, Inc. - Class A(a)	13,596	311,348
		76,059,448

Tech Hardware & Semiconductors - 7.9%
Impinj, Inc.(a)	56,113	11,343,804
InterDigital, Inc.	33,886	12,265,376
Onto Innovation, Inc.(a)	120,335	16,240,412
TD SYNNEX Corp.	106,240	16,625,498
		56,475,090

Utilities - 1.5%
ONE Gas, Inc.	136,874	10,975,926

TOTAL COMMON STOCKS (Cost $571,827,393)		698,737,789

TOTAL INVESTMENTS - 97.5% (Cost $571,827,393)		$698,737,789
U.S. Bank Money Market Deposit Account (MMDA) - 3.8%		27,301,582
Liabilities in Excess of Other Assets - (1.3)%		(9,152,672)
TOTAL NET ASSETS - 100.0%		$716,886,699

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

(a)	Non-income producing security.